September 23, 2005


VIA EDGAR
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Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

      Re:  Van Eck Worldwide Insurance Trust
           File Nos. 033-13019 and 811-05083
           Post-Effective Amendment No. 31
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Ladies and Gentleman:

      Transmitted herewith for filing pursuant to the Securities Act of 1933, as amended ("1933 Act"), and Rule 485(b) of Regulation C thereunder, and pursuant to the Investment Company Act of 1940, as amended, and the rules and regulations thereunder, on behalf of Van Eck Worldwide Insurance Trust (the "Company") is Post-Effective Amendment No. 31 to the Company's currently effective
Registration Statement on Form N-1A (the "Amendment"). This transmission contains a conformed signature page, the manually signed original of which is maintained at the offices of the Company.

      The purpose of this filing is to register the Van Eck Worldwide Insurance Trust S Class, for the Worldwide Bond Fund, Worldwide Emerging Markets Fund, Worldwide Hard Assets Fund, Worldwide Real Estate Fund, and Worldwide Absolute Return Fund portfolios, and to respond to comments rendered by the SEC per the review of the 485(a) filing for this class. In addition, this Amendment includes various other non-material changes.

      As indicated in the cover page of the Registration Statement, the Registration Statement is to become effective on September 25, 2005, pursuant to paragraph (b) of Rule 485 under the 1933 Act.

      If you have any questions or comments concerning this filing, please do not hesitate to contact me at 212-293-2164.

                                            Very truly yours,

                                            /s/ Thaddeus Leszczynski

                                            Thaddeus Leszczynski


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